Other Accrued Liabilities (Details) - USD ($) $ in Thousands	Oct. 13, 2024	Apr. 28, 2024	Apr. 30, 2023
Payables and Accruals [Abstract]
Employee-related Liabilities, Current		$ 3,010	$ 2,241
Accrued sales & income tax		1,566	1,072
Interest Payable, Current		206	924
Landlord Advances, Current		0	912
Accrued Insurance, Current		311	864
Oaktree Tranche 2 Written Option		1,012	0
Other Sundry Liabilities, Current		285	387
Accrued Professional Fees, Current		156	288
Other accrued liabilities	$ 9,015	$ 6,546	$ 6,688